Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Payments Receivable [Line Items]
2015	$ 112,636
2016	99,739
2017	100,461
2018	40,953
2019 and thereafter	68,662
Total future minimum lease payments	$ 422,451	$ 326,273